Income Taxes - Additional Information (Detail) € in Millions	Dec. 31, 2019 EUR (€)
Income Tax Disclosure [Line Items]
Unrecognized temporary difference	€ 193.7
With Expiration Date
Income Tax Disclosure [Line Items]
Carryforward losses	106.4
No Expiration Date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	40.0
With Expiration Date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	€ 20.8